Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of Organization and Business Operations

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Kaleyra, Inc., formerly GigCapital, Inc., (“Kaleyra,” the “Company,” “we,” “us,” and “our” refer to Kaleyra, Inc. and all of its consolidated subsidiaries) was incorporated in Delaware on October 9, 2017. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

On December 12, 2017, the Company completed the initial closing of its initial public offering (the “Offering”) whereby the Company sold 12,500,000 Units at a price of $10.00 per Unit. On January 9, 2018, the Company completed the second closing of the Offering with the exercise of the over-allotment option with the consummation of the sale of an additional 1,875,000 Units at a price of $10.00 per Unit. Each Unit consisted of one share of the Company’s common stock, $0.0001 par value, three-fourths (3/4) of one warrant to purchase one share of common stock (the “Warrants”), and one right to receive one-tenth (1/10) of one share of common stock upon consummation of a business combination (the “Rights”). Warrants will only be exercisable for whole shares at $11.50 per share. On January 16, 2018, the Company announced that the holders of the Company’s Units may elect to separately trade the securities underlying such Units which commenced on January 17, 2018. No fractional warrants were issued upon separation of the Units and only whole warrants will trade. Any Units that were not separated, prior to the consummation of the Company’s business combination, continued to trade on the New York Stock Exchange under the symbol “GIG.U”. Any underlying shares of common stock, warrants and rights that were separated, prior to the consummation of the Company’s business combination, traded on the New York Stock Exchange under the symbols “GIG,” “GIG.WS” and “GIGr,” respectively.

On February 22, 2019, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) by and among the Company, Kaleyra S.p.A., Shareholder Representative Services LLC, (the “Seller Representative”) as representative for the holders of the ordinary shares of Kaleyra S.p.A. immediately prior to the closing of the Business Combination, and all of the stockholders of all of the Kaleyra S.p.A. stock (collectively, such Kaleyra S.p.A. stockholders, the “Sellers”), for the purpose of the Company acquiring all of the shares of Kaleyra S.p.A.

Kaleyra S.p.A. is a cloud communications software provider delivering secure Application Protocol Interfaces (“APIs”) and connectivity solutions in the API/Communication Platform as a Service or CPaaS market, headquartered in Milan, Italy and with operations in Italy, India, Dubai and the United States. Kaleyra S.p.A.’s solutions include identity authentication, mobile and voice notifications on transactions, and banking services authorizations, most notably via different integrated mobile channels through its platform.

On November 25, 2019, the Business Combination with Kaleyra S.p.A. (the “Business Combination”) was completed.

Effective as of the closing of the Business Combination, the Company changed its name to Kaleyra, Inc. Upon the consummation of the Business Combination, the Company also changed its fiscal year end to December 31st from its previous fiscal year ending September 30th, such change first being effective for its fiscal year ended December 31, 2019. For accounting purposes, Kaleyra S.p.A. was deemed the acquiror in the Business Combination.

The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Under this method of accounting, Kaleyra, Inc. has been treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of Kaleyra S.p.A. issuing stock for the net assets of Kaleyra, Inc., accompanied by a recapitalization.

As a result of the accounting for the Business Combination, the number of common shares authorized and outstanding during periods prior to the Business Combination, have been retrospectively adjusted to reflect the exchange ratio established in the Business Combination. The common stock and additional paid-in capital have also been retrospectively adjusted accordingly. Specifically, the number of common shares outstanding during periods prior to the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the Stock Purchase Agreement. Accordingly, weighted-average shares outstanding for purposes of the net loss per share calculation have been retrospectively adjusted to reflect the exchange ratio established in the Business Combination. See Note 16 – Net Loss Per Share – for further details.

Upon the closing of the Business Combination, the Company’s rights and Units ceased trading, and the Company’s common stock began trading on the NYSE American stock exchange under the symbol “KLR”. Furthermore, on December 2, 2019, Kaleyra’s warrants began trading on the NYSE American stock exchange as “KLR WS”.

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Kaleyra, Inc., formerly GigCapital, Inc., (hereinafter “Kaleyra” or the “Company”) was incorporated in Delaware on October 9, 2017. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

On December 12, 2017, the Company completed the initial closing of its initial public offering (the “Offering”) whereby the Company sold 12,500,000 Units at a price of $10.00 per Unit. On January 9, 2018, the Company completed the second closing of the Offering with the exercise of the over-allotment option with the consummation of the sale of an additional 1,875,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, $0.0001 par value, three-fourths (3/4) of one warrant to purchase one share of common stock (the “Warrants”), and one right to receive one-tenth (1/10) of one share of common stock upon consummation of a business combination (the “Rights”). Warrants will only be exercisable for whole shares at $11.50 per share. On January 16, 2018, the Company announced that the holders of the Company’s Units may elect to separately trade the securities underlying such Units which commenced on January 17, 2018. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. Any Units not separated, prior to the consummation of a business combination, will continue to trade on the New York Stock Exchange under the symbol “GIG.U”. Any underlying shares of common stock, warrants and rights that were separated, prior to the consummation of a business combination, will trade on the New York Stock Exchange under the symbols “GIG,” “GIG.WS” and “GIGr,” respectively.

On February 22, 2019, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) by and among the Company, Kaleyra S.p.A., Shareholder Representative Services LLC, (the “Seller Representative”) as representative for the holders of the ordinary shares of Kaleyra S.p.A. immediately prior to the closing of the Business Combination, and all of the stockholders of all of the Kaleyra S.p.A. stock (collectively, such Kaleyra S.p.A. stockholders, the “Sellers”), for the purpose of the Company acquiring all of the shares of Kaleyra S.p.A.

Kaleyra S.p.A. is a cloud communications software provider delivering secure Application Protocol Interfaces (“APIs”) and connectivity solutions in the API/Communication Platform as a Service or CPaaS market, headquartered in Milan, Italy and with operations in Italy, India, Dubai and the United States. Kaleyra S.p.A.’s solutions include identity authentication, mobile and voice notifications on transactions, and banking services authorizations, most notably via different integrated mobile channels through its platform.

On November 25, 2019, the Business Combination with Kaleyra S.p.A. (the “Business Combination”) was completed. See Note 5—Business Combination for a description of the Business Combination.

Effective as of the closing of the Business Combination, the Company changed its name to Kaleyra, Inc. Upon the consummation of the Business Combination, the Company also changed its fiscal year end to December 31st from its previous fiscal year ending September 30th, such change first being effective for its fiscal year ended December 31, 2019. For accounting purposes, Kaleyra S.p.A. was deemed the acquiror in the Business Combination.

Upon the closing of the Business Combination, the Company’s rights and units ceased trading, and the Company’s common stock began trading on the NYSE American stock exchange under the symbol “KLR”. Furthermore, on December 2, 2019, Kaleyra’s warrants began trading on the NYSE American stock exchange as “KLR WS”.